Revenue from Contracts with Customers (Tables)	12 Months Ended
Sep. 30, 2024
Revenue [abstract]
Summary of Disaggregation of Revenue by Sales Channels

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Year ended September 30,
	2024	2023	2022
B2B	1,083,721	887,957	772,883
DTC	716,687	598,664	466,668
Other	4,282	5,290	3,282
Revenue	1,804,690	1,491,911	1,242,833